Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Voyage revenues (Note 2 and 3)	$ 651,561	$ 331,976	$ 221,987
Management fee income	0	0	119
Total revenues	651,561	331,976	222,106
Expenses
Voyage expenses (Note 3 and 17)	121,596	64,682	65,821
Charter-in hire expenses	92,896	5,325	3,550
Vessel operating expenses (Note 17)	128,872	101,428	98,830
Dry docking expenses	8,970	4,262	6,023
Depreciation	102,852	82,623	81,935
Management fees (Note 3 and 11)	11,321	7,543	7,604
General and administrative expenses (Note 3)	33,972	30,955	24,602
Impairment loss (Note 5 and Note 18)	17,784	0	29,221
Other operational loss	191	989	503
Other operational gain (Note 10)	0	(2,918)	(1,565)
Provision for doubtful debts	722	0	0
(Gain)/Loss on forward freight agreements and bunker swaps (Note 18)	447	841	(411)
(Gain)/Loss on sale of vessels (Note 5)	0	(2,598)	15,248
Total Operating Expenses	519,623	293,132	331,361
Operating income / (loss)	131,938	38,844	(109,255)
Other Income/ (Expenses):
Interest and finance costs (Note 8)	(73,715)	(50,458)	(41,217)
Interest and other income/(loss)	1,866	2,997	876
Gain / (Loss) on derivative financial instruments, net (Note 18)	707	246	(2,116)
Loss on debt extinguishment (Note 8)	(2,383)	(1,257)	(2,375)
Total other expenses, net	(73,525)	(48,472)	(44,832)
Income / (loss) before taxes and equity in income of investee	58,413	(9,628)	(154,087)
Income taxes (Note 15)	(61)	(236)	(267)
Income/(Loss) before equity in income of investee	58,352	(9,864)	(154,354)
Equity in income of investee	45	93	126
Net income/(loss)	$ 58,397	$ (9,771)	$ (154,228)
Earnings / (Loss) per share, basic	$ 0.76	$ (0.16)	$ (3.24)
Earnings / (Loss) per share, diluted	$ 0.76	$ (0.16)	$ (3.24)
Weighted average number of shares outstanding, basic (Note 13)	77,061,227	63,034,394	47,574,454
Weighted average number of shares outstanding, diluted (Note 13)	77,326,111	63,034,394	47,574,454